Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended
Mar. 31, 2020 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Minimum percentage of distributed taxable income to qualify as REIT	90.00%
Unrecognized tax benefit or expense, accrued interest or penalties	$ 0.00
Minimum
Summary Of Significant Accounting Policies [Line Items]
Loans delinquency period	120 days
Percentage of uncertain tax positions likelihood of being sustained	50.00%
OP
Summary Of Significant Accounting Policies [Line Items]
Limited partner ownership percentage	100.00%
CMBS
Summary Of Significant Accounting Policies [Line Items]
Variable interest entity, ownership percentage	100.00%